Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Declared	$ 0.14	$ 1.20